Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 3,216	$ 7,026
Current portion	3	1,644
Long-term portion	3,213	5,382
Derivative instrument liability	76	246
Derivative instrument liability, current portion	0
Derivative instrument liability, Long-term portion	76	246
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	0	246
Derivative instrument liability, current portion	76
3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	76	43
3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	76	43
3.369% Notes, Due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability		75
3.369% Notes, Due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability		75
4.35% Notes, Due 2020 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability		128
4.35% Notes, Due 2020 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability		128
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,216	7,026
Current portion	3	1,644
Long-term portion	3,213	5,382
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,246	7,449
Primary debt instruments [member] | Bank and Other [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3	4
Primary debt instruments [member] | Bank and Other [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3	7
Primary debt instruments [member] | 3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	402	437
Primary debt instruments [member] | 3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	407	450
Primary debt instruments [member] | 3.95% Notes, Due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	138	349
Primary debt instruments [member] | 3.95% Notes, Due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	139	361
Primary debt instruments [member] | 4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	596	597
Primary debt instruments [member] | 4.30% notes, due 2023 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	607	634
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	240	447
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	233	459
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	495	495
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	458	497
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	116	341
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	105	361
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	341	341
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	364	420
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	395	394
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	406	459
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	490	490
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 524	607
Primary debt instruments [member] | Commercial paper [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		1,637
Primary debt instruments [member] | Commercial paper [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		1,641
Primary debt instruments [member] | 3.369% Notes, Due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		398
Primary debt instruments [member] | 3.369% Notes, Due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		405
Primary debt instruments [member] | 4.35% Notes, Due 2020 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		597
Primary debt instruments [member] | 4.35% Notes, Due 2020 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		629
Primary debt instruments [member] | 4.70% Notes, Due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		499
Primary debt instruments [member] | 4.70% Notes, Due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		$ 519